BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated December 18, 2007, to the Prospectus, dated May 1, 2007, as previously supplemented, for Bond Index Fund and S&P 500 Stock Fund of Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, such Prospectus. The information in this Supplement is only applicable to the S&P 500 Stock Fund.

The changes set forth below were approved by shareholders of the S&P 500 Stock Fund on November 16, 2007.

In the “Objectives” section, substitute the following for the second paragraph:

S&P 500 STOCK FUND1

The objective of the S&P 500 Stock Fund is to seek to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor’s 500 Stock Index (“S&P 500 Index”). The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

[1]

Standard & Poor’s (“S&P”) does not sponsor, endorse, sell or promote the S&P 500 Stock Fund or the S&P 500 Index Master Portfolio, nor is it affiliated in any way with BGI, BGFA, the S&P 500 Stock Fund or its Master Portfolio. “Standard & Poor’s™,” “S&P™,” and “S&P 500™” are trademarks of McGraw-Hill, Inc., and have been licensed for use by the S&P 500 Stock Fund and its Master Portfolio. S&P makes no representation or warranty, expressed or implied, regarding the advisability of investing in the S&P 500 Stock Fund or its Master Portfolio.

BGF-A-SP0507

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated December 18, 2007,

to the Statement of Additional Information, dated May 1, 2007, as previously supplemented, for all classes of the Institutional Money Market Fund, Prime Money Market Fund,

Government Money Market Fund and Treasury Money Market Fund of

Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, such Statement of Additional Information. The information in this Supplement is applicable to all Funds indicated above.

The changes set forth below reflect the shareholders’ election of Trustees on November 16, 2007.

In the “Management” section, substitute the following for the subsections entitled “Interested Trustees” and “Independent Trustees”:

INTERESTED TRUSTEES

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Lee T. Kranefuss[1] (1961)	Trustee (since 2001).	President and Chief Executive Officer of the Trust (2002-2007); Chief Executive Officer (since 2005) of the Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investors and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	154	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2001) of iShares, Inc.

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
H. Michael Williams (1960)[1]	President and Chief Executive Officer (since 2007); Trustee (since 2007).	President of Investment Management of BGI.	29	Trustee, University of California Berkeley Foundation; Executive Board, College of Letters and Science, University of California Berkeley; Trustee (since 2007) of Barclays Foundry Investment Trust Trustee (since 2007) of MIP.

INDEPENDENT TRUSTEES

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Mary G.F. Bitterman (1944)	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	29	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Director (since 2007) of Healthy Handfuls.

A. John Gambs (1945)	Trustee (since 2006) and Chairperson of the Audit Committee of the Trust (since 2006).	Retired. Vice President of the Board of Governors, San Francisco Symphony.	29	Trustee (since 2006) of MIP.

[1]

Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of each series of MIP, which operate as master funds into which the Funds invest their investable assets and BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Hayne E. Leland (1941)	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	29	Trustee (since 2007) of MIP.

Jeffrey M. Lyons (1955)	Trustee (since 2007).	Retired (since 2006); President, Active Trader Business (2004-2006) and President, Asset Management Division (2001-2004) of Charles Schwab & Co. (1984-2006).	29	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan (1956)	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities Inc. (broker-dealer).	29	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong (1946)	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	29	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

In the “Management” section, add the following at the end of each of “Ownership of Securities of Certain Entities” and “Compensation”:

Each of Hayne E. Leland, Jeffrey M. Lyons and H. Michael Williams, was first elected as a Trustee in November, 2007. Accordingly, the 2006 information in this section does not relate to them.

BGF-A-MM0507

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated December 18, 2007,

to the Statement of Additional Information, dated May 1, 2007, as previously supplemented, for

Class I, Class R and Class S Shares of

LifePath™ Retirement Portfolio, LifePath 2010 Portfolio™, LifePath 2020 Portfolio™,

LifePath 2030 Portfolio™ and LifePath 2040 Portfolio™ of

Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, such Statement of Additional Information. The information in this Supplement is applicable to all classes and LifePath Portfolios identified above.

The changes set forth below reflect the shareholders’ election of Trustees and approval of an amendment to the Agreement and Declaration of Trust applicable to these LifePath Portfolios on November 16, 2007.

In the “Management” section, substitute the following for the subsections entitled “Interested Trustees” and “Independent Trustees”:

INTERESTED TRUSTEES

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Lee T. Kranefuss[1] (1961)	Trustee (since 2001).	President and Chief Executive Officer of the Trust (2002-2007); Chief Executive Officer (since 2005) of the Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investors and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	154	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2001) of iShares, Inc.

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
H. Michael Williams (1960)[1]	President and Chief Executive Officer (since 2007); Trustee (since 2007).	President of Investment Management of BGI.	29	Trustee, University of California Berkeley Foundation; Executive Board, College of Letters and Science, University of California Berkeley; Trustee (since 2007) of Barclays Foundry Investment Trust Trustee (since 2007) of MIP).

INDEPENDENT TRUSTEES

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Mary G.F. Bitterman (1944)	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	29	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Director (since 2007) of Healthy Handfuls.

A. John Gambs (1945)	Trustee (since 2006) and Chairperson of the Audit Committee of the Trust (since 2006).	Retired. Vice President of the Board of Governors, San Francisco Symphony.	29	Trustee (since 2006) of MIP.

[1]

Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of each series of MIP, which operate as master funds into which the Funds invest their investable assets and BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Hayne E. Leland (1941)	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	29	Trustee (since 2007) of MIP.

Jeffrey M. Lyons (1955)	Trustee (since 2007).	Retired (since 2006); President, Active Trader Business (2004-2006) and President, Asset Management Division (2001-2004) of Charles Schwab & Co. (1984-2006).	29	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan (1956)	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities Inc. (broker-dealer).	29	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong (1946)	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	29	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

In the “Management” section, add the following at the end of each of “Ownership of Securities of Certain Entities” and “Compensation”:

Each of Hayne E. Leland, Jeffrey M. Lyons and H. Michael Williams, was first elected as a Trustee in November, 2007. Accordingly, the 2006 information in this section does not relate to them.

In the “Capital Stock” section, add the following at the end of “Voting”:

In accordance with the Trust’s declaration of trust, the Board of Trustees may, without shareholder approval (unless such shareholder approval is required by applicable law, including the 1940 Act), cause one or more LifePath Portfolios to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions. For example, as the target year of a LifePath Portfolio (as set forth in its name) approaches, the Board of Trustees may authorize that LifePath Portfolio to merge into or consolidate with the LifePath Retirement Portfolio without shareholder approval of either constituent LifePath Portfolio.

BGF-A-LPIR507

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated December 18, 2007,

to the Statement of Additional Information, dated May 1, 2007, as previously supplemented,

for Bond Index Fund and S&P 500 Stock Fund

of Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, such Statement of Additional Information. The information in this Supplement is applicable to both Funds indicated above, unless otherwise indicated below.

The changes set forth below reflect the following matters which were approved at a shareholder meeting on November 16, 2007: (1) approval by the shareholders of the S&P 500 Stock Fund of reclassification of its investment objective from fundamental to non-fundamental, and (2) election of Trustees by the shareholders of Barclays Global Investors Funds.

In the “Description of the Funds and their Investments and Risks” under the subsection entitled “Investment Objectives and Policies,” substitute the following for the second paragraph:

The Funds and the Master Portfolios in which they invest are diversified funds as defined in the 1940 Act. Each Fund’s investment objective is set forth in its Prospectus. The investment objective of each of the S&P 500 Stock Fund and the Bond Index Fund is non-fundamental, which means it can be changed by the Trust’s board of trustees (the “Board of Trustees” or the “Board”) without shareholder approval. The investment objective and investment policies of a Fund determine the types of portfolio securities in which the Fund invests, the degree of risk to which the Fund is subject and, ultimately, the Fund’s performance. There can be no assurance that the investment objective of either Fund will be achieved.

In the “Management” section, substitute the following for the subsections entitled “Interested Trustees” and “Independent Trustees”:

INTERESTED TRUSTEES

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Lee T. Kranefuss[1] (1961)	Trustee (since 2001).	President and Chief Executive Officer of the Trust (2002-2007); Chief Executive Officer (since 2005) of the Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investors and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	154	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2001) of iShares, Inc.

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
H. Michael Williams (1960)[1]	President and Chief Executive Officer (since 2007); Trustee (since 2007).	President of Investment Management of BGI.	29	Trustee, University of California Berkeley Foundation; Executive Board, College of Letters and Science, University of California Berkeley; Trustee (since 2007) of Barclays Foundry Investment Trust Trustee (since 2007) of MIP.

INDEPENDENT TRUSTEES

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Mary G.F. Bitterman (1944)	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	29	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Director (since 2007) of Healthy Handfuls.

[1]

Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of each series of MIP, which operate as master funds into which the Funds invest their investable assets and BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Name and Year of Birth	Position(s) with the Trust, Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
A. John Gambs (1945)	Trustee (since 2006) and Chairperson of the Audit Committee of the Trust (since 2006).	Retired. Vice President of the Board of Governors, San Francisco Symphony.	29	Trustee (since 2006) of MIP.

Hayne E. Leland (1941)	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	29	Trustee (since 2007) of MIP.

Jeffrey M. Lyons (1955)	Trustee (since 2007).	Retired (since 2006); President, Active Trader Business (2004-2006) and President, Asset Management Division (2001-2004) of Charles Schwab & Co. (1984-2006).	29	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan (1956)	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities Inc. (broker-dealer).	29	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong (1946)	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	29	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

In the “Management” section, add the following at the end of each of “Ownership of Securities of Certain Entities” and “Compensation”:

Each of Hayne E. Leland, Jeffrey M. Lyons and H. Michael Williams, was first elected as a Trustee in November, 2007. Accordingly, the 2006 information in this section does not relate to them.

BGF-A-BSP0507